Personnel expenses - Employee Costs (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Detailed Information About Employee Costs [Line Items]
Wages, salaries incl. other pension costs	$ 244.3	$ 244.6	$ 257.6
Social security costs	38.5	38.4	40.5
Total	$ 282.8	$ 283.0	$ 298.1